Financial Instruments (Details) - Schedule of non-derivative financial liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Less than 1 year [Member]
Financial Instruments (Details) - Schedule of non-derivative financial liabilities [Line Items]
Lease liabilities	$ 17,183	$ 56,214
Long-term borrowings (including current portion)	2,365,972	2,536,089
Over 1 year [Member]
Financial Instruments (Details) - Schedule of non-derivative financial liabilities [Line Items]
Lease liabilities		70,461
Long-term borrowings (including current portion)	$ 9,461,319	$ 12,841,043